Acquisition of Crude - Additional Information (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						3 Months Ended		9 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 09, 2011	Sep. 30, 2011 Units issued to Crude Carriers Corp shareholders	Dec. 31, 2011 Crude Carriers Corp	Sep. 30, 2011 Crude Carriers Corp	Sep. 30, 2011 Acquisition Of Crude Carriers Corp By Partnership Crude Employee Equity Incentive Plan	Jun. 30, 2011 Partnership Units	Sep. 30, 2011 Partnership General Partner	Jun. 09, 2011 Partnership General Partner	Dec. 31, 2011 Capital General Partners
Business Acquisition [Line Items]
Purchase price consideration for the acquisition of Crude Carriers Corp - units issued to Crude Carriers Corp shareholders						$ 155,559		$ 157,064
Common units issued						24,344,176				142,000
Shares exchange ratio								1.56
Purchase price consideration of Crude Carriers Corp - fair value attributable to precombination services of Crude Carriers Corp Equity Incentive plan									1,505
Number of Crude Carriers' Corp incentive plan shares									399,400
Number of Partnership units after the conversion of Crude Carriers' Corp incentive plan shares									623,064
Number of general partner units converted											499,346	142,000
Interest of CGP in the partnership													2.00%
Acquisition related costs								4,225
Common unit price					$ 8.2			$ 6.39
Common unit price used to determine the exchange ratio of the unit for share transaction				$ 10.35				$ 11.27
Charter Revenues	84,012	98,517	113,562				13,327
Net (loss) / income	$ (21,189)	$ 87,120	$ 18,919				$ 1,399